Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2025
Loan Servicing
Schedule of mortgage servicing rights
	2025	2024

Balance at beginning of year	$704,488	$787,013
MSRs capitalized	48,112	42,551
MSRs amortized	(125,773)	(125,076)
Balance at end of year	$626,827	$704,488